Share-Based Compensation (Details) - Schedule of the Fair Values of the Options Granted - ¥ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of the Fair Values of the Options Granted [Abstract]
Weighted average grant date fair value of option per share	[1]	¥ 54.21	¥ 979.08
Aggregate grant date fair value of options	[1]	2,037	1,224

[1]	The weighted average grant date fair value of option per share is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 , to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.